UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21465

CBRE Clarion Global Real Estate Income Fund

(Exact name of registrant as specified in charter)

201 King Of Prussia Road, Suite 600

Radnor, PA 19087

(Address of principal executive offices) (Zip code)

T. Ritson Ferguson, President and Chief Executive Officer

CBRE Clarion Global Real Estate Income Fund

201 King Of Prussia Road, Suite 600

Radnor, PA 19087

(Name and address of agent for service)

Registrant’s telephone number, including area code:    1-877-711-4272

Date of fiscal year end:     December 31

Date of reporting period:  March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

CBRE Clarion Global Real Estate Income Fund

Portfolio of Investments (unaudited)

March 31, 2017

Shares		Market Value ($)

	Real Estate Securities*- 119.1%

	Common Stock - 97.4%

	Australia - 4.1%
7,015,191	Mirvac Group	$11,719,867
9,175,551	Scentre Group	30,028,144

		41,748,011

	Canada - 4.4%
648,700	H&R Real Estate Investment Trust	11,221,467
933,900	RioCan Real Estate Investment Trust	18,346,777
585,600	Smart Real Estate Investment Trust	14,345,257

		43,913,501

	France - 3.0%
72,903	Altarea	14,144,370
403,160	Klepierre	15,721,538

		29,865,908

	Germany - 1.2%
148,852	LEG Immobilien AG (a)	12,233,281

	Hong Kong - 7.6%
1,636,500	Cheung Kong Property Holdings Ltd.	11,023,712
8,877,000	Hang Lung Properties Ltd.	23,073,461
1,612,300	Hongkong Land Holdings Ltd.	12,398,587
2,550,500	Link REIT	17,869,745
374,000	Sun Hung Kai Properties Ltd.	5,495,824
2,166,800	Swire Properties Ltd.	6,942,459

		76,803,788

	Japan - 7.0%
168,800	Daito Trust Construction Co. Ltd.	23,169,667
496,000	Mitsui Fudosan Co., Ltd.	10,567,208
2,320	Nippon Prologis REIT, Inc.	5,023,925
10,382	Orix JREIT, Inc.	16,435,294
585,000	Sumitomo Realty & Development Co., Ltd.	15,151,306

		70,347,400

	Mexico - 1.0%
6,043,300	Prologis Property Mexico SA de CV	10,299,904

	Netherlands - 1.7%
313,276	Eurocommercial Properties NV	11,263,184
158,961	Vastned Retail NV	6,027,091

		17,290,275

Shares		Market Value ($)

	Singapore - 3.5%
6,134,800	CapitaLand Commercial Trust	$6,783,272
11,900,600	Global Logistic Properties, Ltd.	23,676,854
4,000,000	Mapletree Commercial Trust	4,379,876

		34,840,002

	Switzerland - 1.8%
202,029	Swiss Prime Site AG (a)	17,791,954

	United Kingdom - 4.2%
7,327,258	Segro PLC	41,798,736

	United States - 57.9%
130,600	Boston Properties, Inc. (b)	17,292,746
448,207	Brixmor Property Group, Inc.	9,618,522
187,100	Crown Castle International Corp. (b)	17,671,595
440,200	CubeSmart	11,427,592
161,500	Digital Realty Trust, Inc. (b)	17,181,985
413,900	Duke Realty Corp.	10,873,153
15,300	Equinix, Inc.	6,125,661
641,600	Equity Residential (b)	39,920,352
528,500	Gaming and Leisure Properties, Inc.	17,662,470
1,662,469	GGP, Inc. (b)	38,536,031
382,700	HCP, Inc.	11,970,856
741,500	Healthcare Realty Trust, Inc.	24,098,750
972,275	Healthcare Trust of America, Inc., Class A	30,587,772
953,000	Host Hotels & Resorts, Inc.	17,782,980
767,121	Hudson Pacific Properties, Inc.	26,573,072
1,155,600	Kimco Realty Corp.	25,527,204
896,900	Liberty Property Trust	34,575,495
300,100	Macerich Co. (The) (b)	19,326,440
228,400	Prologis, Inc.	11,849,392
114,200	Public Storage (b)	24,999,522
109,600	QTS Realty Trust, Inc., Class A	5,343,000
120,315	Simon Property Group, Inc. (b)	20,697,790
159,713	SL Green Realty Corp.	17,028,600
1,521,487	Spirit Realty Capital, Inc.	15,412,663
295,200	Sun Communities, Inc.	23,713,416
151,000	UDR, Inc.	5,475,260
275,300	Ventas, Inc. (b)	17,905,512
3,002,300	VEREIT, Inc.	25,489,527
163,600	Vornado Realty Trust	16,410,716
593,500	Weingarten Realty Investors	19,816,965

		580,895,039

	Total Common Stock (cost $1,007,343,829)	977,827,799

See previously submitted notes to financial statements for the annual period ended December 31, 2016.

CBRE Clarion Global Real Estate Income Fund

Portfolio of Investments (unaudited) (concluded)

March 31, 2017

Shares		Market Value ($)

	Preferred Stock - 21.7%

	United States - 21.7%
525,265	American Homes 4 Rent, Series D	$14,045,586
100,000	CBL & Associates Properties, Inc., Series D	2,399,000
369,474	DDR Corp., Series J	9,292,271
500,000	DuPont Fabros Technology, Inc., Series C	13,500,000
1,050,000	EPR Properties, Series F	26,780,250
741,000	GGP, Inc., Series A	19,191,900
150,000	iStar, Inc., Series F	3,688,500
765,000	iStar, Inc., Series I	18,306,450
400,000	LaSalle Hotel Properties, Series I	9,936,000
500,000	LaSalle Hotel Properties, Series J	12,300,000
500,000	Pebblebrook Hotel Trust, Series D	12,640,000
272,000	Pennsylvania Real Estate Investment Trust, Series B	6,848,960
341,100	Pennsylvania Real Estate Investment Trust, Series C	9,110,781
600,000	Public Storage, Series B	14,730,000
150,000	STAG Industrial, Inc., Series C	3,903,000
225,000	Summit Hotel Properties, Inc., Series D	5,744,542
600,000	Sunstone Hotel Investors, Inc., Series E	15,270,000
379,377	Sunstone Hotel Investors, Inc., Series F	9,539,435
120,000	Taubman Centers, Inc., Series K	2,998,800
280,000	Urstadt Biddle Properties, Inc., Series F	7,228,200

	Total Preferred Stock (cost $200,178,535)	217,453,675

	Total Investments - 119.1% (cost $1,207,522,364)	1,195,281,474

	Liabilities in Excess of Other Assets - (19.1)%	(191,438,914)

	Net Assets - 100.0%	$1,003,842,560

Number of Contracts		Market Value ($)

	Written Call Options - (0.1)%

	United States - (0.1)%

	Boston Properties, Inc.
	Expires 5/19/2017
(650)	Strike Price $140.00	$(58,500)
	Crown Castle International Corp.
	Expires 4/21/2017
(650)	Strike Price $95.00	(86,125)
	Crown Castle International Corp.
	Expires 5/19/2017
(400)	Strike Price $97.50	(48,800)
	Digital Realty Trust, Inc.
	Expires 4/21/2017
(700)	Strike Price $110.00	(35,000)
	Equity Residential
	Expires 4/21/2017
(3,000)	Strike Price $64.50	(60,000)
	GGP, Inc.
	Expires 4/21/2017
(3,142)	Strike Price $26.74	(15,710)
	Macerich Co. (The)
	Expires 5/19/2017
(1,500)	Strike Price $70.00	(116,250)
	Public Storage
	Expires 5/19/2017
(575)	Strike Price $240.00	(40,250)
	Simon Property Group, Inc.
	Expires 5/19/2017
(600)	Strike Price $180.00	(102,000)
	Ventas, Inc.
	Expires 5/19/2017
(2,200)	Strike Price $65.00	(389,400)

	Total Written Call Options (Premiums Received $759,584)	$(952,035)

*	Includes U.S. Real Estate Investment Trusts (“REIT”) and Real Estate Operating Companies (“REOC”) as well as entities similarly formed under the laws of non-U.S. countries.
(a)	Non-income producing security.
(b)	A portion of the security has been pledged for open written option contracts. The aggregate market value of the collateral as of March 31, 2017 is $98,842,323.

See previously submitted notes to financial statements for the annual period ended December 31, 2016.

Notes to Portfolio of Investments (unaudited)

(A) Securities Valuation

U.S. generally accepted accounting principles (“U.S. GAAP”) provides guidance on fair value measurements. In accordance with the standard, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

• Level 1	-	unadjusted quoted prices in active markets for identical investments
• Level 2	-	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	-	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Trust uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Trust’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Trust uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2017 in valuing the Trust’s investments carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Real Estate Securities
Common Stock
Australia	$41,748,011	$–	$–	$41,748,011
Canada	43,913,501	–	–	43,913,501
France	29,865,908	–	–	29,865,908
Germany	12,233,281	–	–	12,233,281
Hong Kong	76,803,788	–	–	76,803,788
Japan	70,347,400	–	–	70,347,400
Mexico	10,299,904	–	–	10,299,904
Netherlands	17,290,275	–	–	17,290,275
Singapore	34,840,002	–	–	34,840,002
Switzerland	17,791,954	–	–	17,791,954
United Kingdom	41,798,736	–	–	41,798,736
United States	580,895,039	–	–	580,895,039
Total Common Stock	977,827,799	–	–	977,827,799
Preferred Stock
United States	146,166,298	71,287,377	–	217,453,675
Total Investments in Real Estate Securities	$1,123,994,097	$71,287,377	$–	$1,195,281,474
Liabilities
Other Financial Instruments
Written Call Options	$(952,035)	$–	$–	$(952,035)
Total Liabilities	$(952,035)	$–	$–	$(952,035)

See previously submitted notes to financial statements for the annual period ended December 31, 2016.

Notes to Portfolio of Investments (unaudited) (continued)

The primary third party pricing vendor for the Trust’s listed preferred stock investments is FT Interactive Data (“IDC”). When available, the Trust will obtain a closing exchange price to value the preferred stock investments and, in such instances, the investment will be classified as Level 1 since an unadjusted quoted price was utilized. When a closing price is not available for the listed preferred stock investments, IDC will produce an evaluated mean price (midpoint between the bid and the ask evaluation) and such investments will be classified as Level 2 since other observable inputs were used in the valuation. Factors used in the IDC evaluation include trading activity, the presence of a two-sided market, and other relevant market data.

The Trust’s policy is to recognize transfers in and transfers out at the fair value as of the beginning of the period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. $40,230,062 was transferred out of Level 1 into Level 2 during the period ended March 31, 2017 due to the unavailability of significant observable pricing inputs. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies) and exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

For the period ended March 31, 2017, there have been no significant changes to the Trust’s fair valuation methodology.

(B) Forward Foreign Currency Contracts

The Trust enters into forward foreign currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain Trust purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward foreign currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward foreign currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Trust.

The Trust’s custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Trust having a value at least equal to the aggregate amount of the Trust’s commitments under forward foreign currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Trust has in that particular currency contract. As of March 31, 2017, the Trust did not hold any forward foreign currency contracts.

(C) Options

The Trust may purchase or sell (write) options on securities and securities indices which are listed on a national securities exchange or in the over-the-counter (“OTC”) market as a means of achieving additional return or of hedging the value of the Trust’s portfolio.

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has an obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or to pay the exercise price upon delivery of the underlying security (in the case of a put).

See previously submitted notes to financial statements for the annual period ended December 31, 2016.

Notes to Portfolio of Investments (unaudited) (concluded)

There are several risks associated with transactions in options on securities. As the writer of a covered call option, the Trust forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

(D) Federal Income Taxes

Information on the tax components of net assets as of March 31, 2017 is as follows:

Cost of Investments for Tax Purposes*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation on Investments
$ 1,225,808,854	$ 49,064,488	$ (79,591,868)	$ (30,527,380)

* Cost of investments on a tax basis includes the adjustment for financial reporting purposes as of the most recently completed federal income tax reporting period end.

See previously submitted notes to financial statements for the annual period ended December 31, 2016.

Item 2. Controls and Procedures.

(a)

The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CBRE Clarion Global Real Estate Income Fund

By (Signature and Title)*	/s/ T. Ritson Ferguson
T. Ritson Ferguson
President and Chief Executive Officer

Date	May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ T. Ritson Ferguson
T. Ritson Ferguson
President and Chief Executive Officer

Date	May 24, 2017

By (Signature and Title)*	/s/ Jonathan A. Blome
Jonathan A. Blome
Chief Financial Officer

Date	May 24, 2017

* Print the name and title of each signing officer under his or her signature.